Allowance for Credit Losses (Tables)	9 Months Ended
Sep. 30, 2023
Allowance for Credit Loss [Abstract]
Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of September 30, 2023:

	Nine Months Ended September 30, 2023	2022	2021	2020	2019	Prior	Total
Tier 1	$38,945	$92,916	$776,526	$541,788	$92,750	$34,748	$1,577,673
Tier 2	572	23,367	69,890	29,667	26,509	13,907	163,912
Tier 3	1,948	7,367	5,417	1,440	4,899	70	21,141
Net investment in finance leases	$41,465	$123,650	$851,833	$572,895	$124,158	$48,725	$1,762,726

Tier 1	$93,581	$488,238	$11,000	$96,100	$176,127	$—	$865,046
Tier 2	—	—	3,079	—	9,813	—	12,892
Container leaseback financing receivable	$93,581	$488,238	$14,079	$96,100	$185,940	$—	$877,938